Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2025
Prospectus

The following information replaces similar information for Financials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Financials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Gerard Benson is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Benson has worked as a research analyst and portfolio manager.
Matthew Reed is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about April 30, 2026, Mr. Reed will transition off VIP Financials Portfolio and Mr. Benson will assume sole portfolio manager responsibilities.
Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
The following information replaces similar information for Energy Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Energy Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for VIP Industrials Portfolio and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
VIPFCI-PSTK-1125-172 1.765122.172	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2025
Prospectus

The following information replaces similar information for Financials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Financials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Gerard Benson is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Benson has worked as a research analyst and portfolio manager.
Matthew Reed is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about April 30, 2026, Mr. Reed will transition off VIP Financials Portfolio and Mr. Benson will assume sole portfolio manager responsibilities.
Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
The following information replaces similar information for Energy Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Energy Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
The following information replaces similar information for Industrials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Industrials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Clayton Pfannenstiel is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of VIP Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for VIP Industrials Portfolio and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
VIPINVF-PSTK-1125-151 1.824639.151	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, and Technology Portfolio
Service Class 2
April 30, 2025
Prospectus

The following information replaces similar information for Financials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Financials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Gerard Benson is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Benson has worked as a research analyst and portfolio manager.
Matthew Reed is Co-Portfolio Manager of VIP Financials Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about April 30, 2026, Mr. Reed will transition off VIP Financials Portfolio and Mr. Benson will assume sole portfolio manager responsibilities.
Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
The following information replaces similar information for Energy Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Energy Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
VIPSF-SC2-PSTK-1125-102 1.9911403.102	November 18, 2025